Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Investments
Gross unrecognized holding gain of the held-to-maturity debt securities	¥ 0		¥ 0
Cost of trading debt securities	300,000		2,998,310		$ 47,077
Net unrealized gain on debt trading securities	13,322	$ 2,091	3,641
Interest income on short-term investments	¥ 1,093,654	$ 171,618	¥ 1,175,842	¥ 500,298